Nature of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Nature of Business and Basis of Presentation [Abstract]
Nature of Business and Basis of Presentation

NOTE 1 — Nature of Business and Basis of Presentation

Nature of Business

NET Power Inc. (the “Company”) is a clean energy technology company that has developed a proprietary process for producing electricity using a predominantly carbon dioxide working fluid that involves the capture and reuse, sale and sequestration of carbon dioxide (the “NET Power Cycle”). The NET Power Cycle is the subject of U.S. and foreign patents, as well as additional applications and provisional applications on file with the United States Patent and Trademark Office and international patent authorities.

Business Combination

On December 13, 2022, NET Power, LLC entered into a Business Combination Agreement with Rice Acquisition Corp. II (“RONI”), Rice Acquisition Holdings II LLC (“RONI OpCo”), Topo Buyer Co, LLC (“Buyer”) and Topo Merger Sub, LLC (“Merger Sub”). On June 8, 2023 (the “Closing Date”), Merger Sub merged with and into NET Power, LLC, with NET Power, LLC continuing as the surviving entity, resulting in it becoming a majority-owned, direct subsidiary of Buyer. RONI OpCo, a subsidiary of RONI, renamed itself NET Power Operations LLC (“OpCo”) and RONI renamed itself NET Power Inc. upon completion of the merger (the “Business Combination”). The Business Combination resulted in an umbrella partnership, C corporation or “Up-C” structure.

OpCo is a variable interest entity (“VIE”) in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”); therefore, RONI represented the accounting acquirer within the Business Combination structure. The Company elected push-down accounting for the Business Combination and recorded the push-down entries at OpCo. ASC 810 requires that a reporting entity that possesses a controlling financial interest in a VIE consolidate that VIE. A controlling financial interest will have both of the following characteristics: (a) the power to direct the activities that most significantly impact the VIE’s economic performance; and (b) the obligation to absorb the VIE’s losses and the right to receive benefits that are significant to the VIE. The Company determined that OpCo continued to meet the definition of a VIE after the Business Combination and that the Company became the primary beneficiary of OpCo beginning on the Closing Date of the Business Combination; therefore, the Company has consolidated OpCo from the date of the Business Combination.

As a result of the Business Combination, the Company’s financial statement presentation distinguishes NET Power, LLC as the “Predecessor” through June 7, 2023 (the “Predecessor Period”) and NET Power Inc. as the “Successor” for periods beginning on or after the Closing Date (the “Successor Period”). Revenue and earnings after the date of the Business Combination are shown in the Successor Period on the condensed consolidated statements of operations and comprehensive loss. As a result of the application of the acquisition method of accounting in the Successor Period, the consolidated financial statements for the Successor Period are presented on a full step-up basis; therefore, the Successor Period consolidated financial statements are not comparable to the consolidated financial statements of the Predecessor Period, which are not presented on the same full step-up basis.

The condensed consolidated financial statements include the accounts of subsidiaries that NET Power Inc. consolidated according to the rules set forth in ASC 810. The Company consolidates all wholly-owned subsidiaries and subsidiaries in which it owns a 50.0% or greater ownership interest and all VIE’s to which it is deemed to represent the primary beneficiary, as described above. These condensed consolidated financial statements include the accounts of all wholly-owned subsidiaries and consolidated VIE’s. Intercompany balances have been eliminated through the consolidation process.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information; however, certain information or footnote disclosures normally included in complete financial statements prepared in accordance with US GAAP may have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

In management’s opinion, these unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements for the year ended December 31, 2023 and include all adjustments, which consist of only normal and recurring adjustments, necessary for fair statement.

The results reported in these unaudited condensed consolidated financial statements are not necessarily indicative of the results to be expected for the entire year. These unaudited condensed consolidated financial statements should be read in conjunction with the annual financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on March 11, 2024.

NOTE 1 — Organization and Operations

Background

NET Power Inc. (the “Company”) is a clean energy technology company that has developed a proprietary process for producing electricity using a predominantly carbon dioxide working fluid that involves the capture and reuse, sale and sequestration of carbon dioxide (the “NET Power Cycle”). The NET Power Cycle is the subject of U.S. and foreign patents, as well as additional applications and provisional applications on file with the United States Patent and Trademark Office and international patent authorities.

Business Combination

On December 13, 2022, NET Power, LLC entered into a Business Combination Agreement with Rice Acquisition Corp. II (“RONI”), Rice Acquisition Holdings II LLC (“RONI OpCo”), Topo Buyer Co, LLC (“Buyer”) and Topo Merger Sub, LLC (“Merger Sub”). On June 8, 2023 (the “Closing Date”), Merger Sub merged with and into NET Power, LLC, with NET Power, LLC continuing as the surviving entity, resulting in it becoming a majority-owned, direct subsidiary of Buyer. RONI OpCo, a subsidiary of RONI, renamed itself NET Power Operations LLC (“OpCo”) and RONI renamed itself NET Power Inc. upon completion of the merger (the “Business Combination”). The Business Combination resulted in an umbrella partnership, C corporation or “Up-C” structure.

OpCo is a variable interest entity (“VIE”) in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”); therefore, RONI represented the accounting acquirer within the Business Combination structure. The Company elected push-down accounting for the Business Combination and recorded the push-down entries at OpCo. ASC 810 requires that a reporting entity that possesses a controlling financial interest in a VIE consolidate that VIE. A controlling financial interest will have both of the following characteristics: (a) the power to direct the activities that most significantly impact the VIE’s economic performance; and (b) the obligation to absorb the VIE’s losses and the right to receive benefits that are significant to the VIE. The Company determined that OpCo continued to meet the definition of a VIE after the Business Combination and that the Company became the primary beneficiary of OpCo beginning on the Closing Date of the Business Combination (Note 3); therefore, the Company has consolidated OpCo from the date of the Business Combination.

As a result of the Business Combination, the Company’s financial statement presentation distinguishes NET Power, LLC as the “Predecessor” through June 7, 2023 (the “Predecessor Period”) and NET Power Inc. as the “Successor” for periods after the Closing Date (the “Successor Period”). Revenue and earnings after the date of the Business Combination are shown in the Successor Period on the consolidated statement of operations and comprehensive loss. As a result of the application of the acquisition method of accounting in the Successor Period, the consolidated financial statements for the Successor Period are presented on a full step-up basis; therefore, Successor Period consolidated financial statements are not comparable to the consolidated financial statements of the Predecessor Period, which are not presented on the same full step-up basis.

Reference Note 3 for further discussion of the Business Combination.

Basis of Presentation

The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). Certain prior period amounts have been reclassified to conform to current period presentation.

The consolidated financial statements include the accounts of subsidiaries that NET Power Inc. consolidated according to the rules set forth in ASC 810. The Company consolidates all wholly-owned subsidiaries and subsidiaries in which it owns a 50.0% or greater ownership interest and all VIE’s to which it is deemed to represent the primary beneficiary, as described below. These consolidated financial statements include the accounts of all wholly-owned subsidiaries and consolidated VIE’s. Intercompany balances have been eliminated through the consolidation process.